Segment Information (Reportable Segments) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information, For the year ended December 31
Total operating revenues	$ 5,506.0	$ 6,111.0
OM&G	1,419.0	1,464.0
Depreciation and amortization	881.0	903.0
Income (loss) from equity investments and subsidiaries	149.0	154.0
AFUDC - debt and equity	68.0	33.0
Interest expense, net	679.0	738.0
Internally allocated interest	0.0	0.0
Gain on sale, net of transaction costs	585.0
Impairment charges	25.0	34.0
Income tax expense (recovery)	341.0	61.0
Net income (loss) attributable to common shareholders	937.6	662.8
Capital expenditures	2,600.0	2,483.0
Segment Reporting Information, As at December 31
Total assets	31,234.0	31,842.0
Investments subject to significant influence	1,346.0	1,312.0
Goodwill	5,720.0	5,835.0	$ 6,313.0
Regulated | Electric
Segment Reporting Information, For the year ended December 31
Total operating revenues	4,442.0	4,769.0
Fuel for generation and purchased power	1,420.0	1,609.0
Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,034.0	1,081.0
Fuel for generation and purchased power	293.0	350.0
Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	2,480.0	2,607.0
Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,494.0	1,430.0
Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	474.0	744.0
Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,058.0	1,119.0
Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	29.0	282.0
Operating
Segment Reporting Information, For the year ended December 31
Total operating revenues	5,506.0	6,111.0
Impairment charges		34.0
Operating | Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	2,473.0	2,596.0
OM&G	552.0	554.0
Depreciation and amortization	455.0	445.0
Income (loss) from equity investments and subsidiaries	0.0	0.0
AFUDC - debt and equity	54.0	20.0
Interest expense, net	151.0	154.0
Internally allocated interest	0.0	0.0
Gain on sale, net of transaction costs	0.0
Impairment charges	0.0	0.0
Income tax expense (recovery)	89.0	79.0
Net income (loss) attributable to common shareholders	501.0	419.0
Capital expenditures	1,361.0	1,393.0
Segment Reporting Information, As at December 31
Total assets	16,889.0	16,214.0
Investments subject to significant influence	0.0	0.0
Goodwill	4,455.0	4,544.0
Operating | Florida Electric Utility | Regulated | Electric
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	574.0	772.0
Operating | Florida Electric Utility | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,494.0	1,429.0
OM&G	282.0	313.0
Depreciation and amortization	236.0	231.0
Income (loss) from equity investments and subsidiaries	96.0	91.0
AFUDC - debt and equity	4.0	6.0
Interest expense, net	139.0	142.0
Internally allocated interest	0.0	0.0
Gain on sale, net of transaction costs	0.0
Impairment charges	0.0	0.0
Income tax expense (recovery)	17.0	(10.0)
Net income (loss) attributable to common shareholders	221.0	229.0
Capital expenditures	338.0	384.0
Segment Reporting Information, As at December 31
Total assets	6,752.0	6,717.0
Investments subject to significant influence	1,176.0	1,133.0
Goodwill	0.0	0.0
Operating | Canadian Electric Utilities | Regulated | Electric
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	659.0	573.0
Operating | Canadian Electric Utilities | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	474.0	744.0
OM&G	151.0	195.0
Depreciation and amortization	71.0	107.0
Income (loss) from equity investments and subsidiaries	4.0	5.0
AFUDC - debt and equity	1.0	5.0
Interest expense, net	32.0	52.0
Internally allocated interest	0.0	0.0
Gain on sale, net of transaction costs	0.0
Impairment charges	0.0	34.0
Income tax expense (recovery)	(8.0)	11.0
Net income (loss) attributable to common shareholders	35.0	45.0
Capital expenditures	148.0	195.0
Segment Reporting Information, As at December 31
Total assets	1,365.0	3,069.0
Investments subject to significant influence	41.0	41.0
Goodwill	68.0	70.0
Operating | Other Electric Utilities | Regulated | Electric
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	194.0	286.0
Operating | Other Electric Utilities | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	1,051.0	1,097.0
OM&G	334.0	319.0
Depreciation and amortization	111.0	109.0
Income (loss) from equity investments and subsidiaries	20.0	22.0
AFUDC - debt and equity	9.0	2.0
Interest expense, net	56.0	59.0
Internally allocated interest	13.0	14.0
Gain on sale, net of transaction costs	0.0
Impairment charges	0.0	0.0
Income tax expense (recovery)	51.0	48.0
Net income (loss) attributable to common shareholders	162.0	183.0
Capital expenditures	749.0	448.0
Segment Reporting Information, As at December 31
Total assets	6,067.0	5,489.0
Investments subject to significant influence	129.0	138.0
Goodwill	1,194.0	1,218.0
Operating | Gas Utilities and Infrastructure | Regulated | Electric
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Gas Utilities and Infrastructure | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	293.0	350.0
Operating | Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	14.0	245.0
OM&G	115.0	130.0
Depreciation and amortization	8.0	11.0
Income (loss) from equity investments and subsidiaries	29.0	36.0
AFUDC - debt and equity	0.0	0.0
Interest expense, net	301.0	331.0
Internally allocated interest	(13.0)	(14.0)
Gain on sale, net of transaction costs	585.0
Impairment charges	25.0	0.0
Income tax expense (recovery)	192.0	(67.0)
Net income (loss) attributable to common shareholders	19.0	(213.0)
Capital expenditures	4.0	63.0
Segment Reporting Information, As at December 31
Total assets	1,234.0	1,459.0
Investments subject to significant influence	0.0	0.0
Goodwill	3.0	3.0
Operating | Other | Regulated | Electric
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Operating | Other | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Intersegment Eliminations
Segment Reporting Information, For the year ended December 31
Total operating revenues	(29.0)	(71.0)
OM&G	(15.0)	(47.0)
Depreciation and amortization	0.0	0.0
Income (loss) from equity investments and subsidiaries	0.0	0.0
AFUDC - debt and equity	0.0	0.0
Interest expense, net	0.0	0.0
Internally allocated interest	0.0	0.0
Gain on sale, net of transaction costs	0.0
Impairment charges	0.0	0.0
Income tax expense (recovery)	0.0	0.0
Net income (loss) attributable to common shareholders	0.0	0.0
Capital expenditures	0.0	0.0
Segment Reporting Information, As at December 31
Total assets	(1,073.0)	(1,106.0)
Investments subject to significant influence	0.0	0.0
Goodwill	0.0	0.0
Intersegment Eliminations | Regulated | Electric
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	(7.0)	(22.0)
Intersegment Eliminations | Regulated | Natural gas
Segment Reporting Information, For the year ended December 31
Fuel for generation and purchased power	0.0	0.0
Eliminations
Segment Reporting Information, For the year ended December 31
Total operating revenues	(19.0)	(43.0)
Income (loss) from equity investments and subsidiaries	(1,048.0)	(752.0)
Income tax expense (recovery)	1.0	0.0
Net income (loss) attributable to common shareholders	(1,048.0)	(753.0)
Segment Reporting Information, As at December 31
Total assets	(18,300.0)	(17,244.0)
Goodwill	0.0	0.0
Eliminations | Florida Electric Utility
Segment Reporting Information, For the year ended December 31
Total operating revenues	7.0	11.0
Eliminations | Canadian Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	0.0	1.0
Eliminations | Other Electric Utilities
Segment Reporting Information, For the year ended December 31
Total operating revenues	0.0	0.0
Eliminations | Gas Utilities and Infrastructure
Segment Reporting Information, For the year ended December 31
Total operating revenues	7.0	22.0
Eliminations | Other
Segment Reporting Information, For the year ended December 31
Total operating revenues	$ 15.0	$ 37.0